RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
11. RELATED PARTY TRANSACTIONS

Commercial Agreements
PBFX currently derives all of its revenue from long-term, fee-based agreements with PBF Holding, supported by fee escalations for inflation adjustments and certain increases in operating costs. PBFX believes the terms and conditions under these agreements, as well as the omnibus and services agreements with PBF Holding described below, are generally no less favorable to either party than those that could have been negotiated with unaffiliated parties with respect to similar services.
2014 Commercial Agreements
Delaware City Rail Terminaling Services Agreement
In connection with the Offering, PBFX entered into a rail terminaling services agreement with PBF Holding (the “DCR Terminaling Agreement”) under which it provides terminaling services at the DCR Rail Terminal. Under the DCR Terminaling Agreement, PBF Holding is obligated to throughput aggregate volumes of crude oil of at least 75,000 bpd through September 30, 2014 and of at least 85,000 bpd for each quarter thereafter (in each case, calculated on a quarterly average basis) for a terminaling service fee of $2.00 per barrel, which will decrease to $0.50 per barrel for volumes that exceed the minimum throughput commitment. PBFX also receives fees from PBF Holding for providing related ancillary services at the terminal that are specified in the DCR Terminaling Agreement. The terminaling service fee is subject to (i) increase or decrease on January 1 of each year, beginning on January 1, 2015, by the amount of any change in the Producer Price Index, provided that the fee may not be adjusted below the initial amount and (ii) an adjustment by the amount of any increases in operating costs that increases greater than the Producer Price Index reasonably incurred by PBFX in connection with providing the services and ancillary services under the DCR Terminaling Agreement.
Toledo Truck Unloading & Terminaling Services Agreement
In connection with the Offering, PBFX entered into a truck unloading and terminaling services agreement with PBF Holding (the “Toledo Terminaling Agreement”) under which it provides terminaling services at the Toledo Truck Terminal. Under the Toledo Terminaling Agreement, PBF Holding is obligated to throughput aggregate volumes of crude oil of at least 5,500 bpd (calculated on a quarterly average basis) for a terminaling service fee of $1.00 per barrel. The Toledo Terminaling Agreement was amended and restated effective as of June 1, 2014, to among other things, increase the minimum throughput volume commitment from 4,000 bpd to 5,500 bpd beginning August 1, 2014. PBFX also receives fees from PBF Holding for providing related ancillary services at the terminal which are specified in the Toledo Terminaling Agreement. The terminaling service fee is subject to (i) increase or decrease on January 1 of each year, beginning on January 1, 2015, by the amount of any change in the Producer Price Index, provided that the fee may not be adjusted below the initial amount and (ii) an adjustment by the amount of any increases in operating costs that increases greater than the Producer Price Index reasonably incurred by PBFX in connection with providing the services and ancillary services under the Toledo Terminaling Agreement.
Delaware West Ladder Rack Terminaling Services Agreement
On October 1, 2014, PBF Holding and PBFX entered into a terminaling services agreement (the “West Ladder Rack Terminaling Agreement”) under which the Partnership, through Delaware Terminaling, provides rail terminaling services to PBF Holding at the DCR West Rack. The initial term of the West Ladder Rack Terminaling Agreement is approximately seven years after which PBF Holding has the option to extend the agreement for two additional five year periods. Under the West Ladder Rack Terminaling Agreement, PBF Holding is obligated to throughput aggregate volumes on the DCR West Rack as follows:
The minimum throughput commitment is at least 40,000 bpd for a fee equal to $2.20 per barrel for all volumes of crude oil throughput up to the minimum throughput commitment and $1.50 per barrel for all volumes of crude oil throughput in excess of the minimum throughput commitment, in any contract quarter. The terminaling service fee is subject to (i) increase or decrease on January 1 of each year, beginning on January 1, 2016, by the amount of any change in the Producer Price Index, provided that the fee may not be adjusted below the initial amount and (ii) an adjustment by the amount of any increases in operating costs that increases greater than the Producer Price Index reasonably incurred by PBFX in connection with providing the services and ancillary services under the West Ladder Rack Terminaling Agreement.
Toledo Storage Facility Storage and Terminaling Services Agreement
On December 12, 2014, PBF Holding and Toledo Terminaling entered into a ten-year storage lease and terminaling services agreement (the “Toledo Storage Facility Storage and Terminaling Agreement”) under which the Partnership, through Toledo Terminaling, provides a storage lease and terminaling services to PBF Holding. The Toledo Storage Facility Storage and Terminaling Agreement can be extended by PBF Holding for two additional five-year periods. Under the Toledo Storage Facility Storage and Terminaling Agreement, the Partnership provides PBF Holding with a storage lease and throughput services in return for storage and throughput fees.
The storage lease requires the Partnership to accept, redeliver and store all products tendered by PBF Holding in the tanks and load products at the storage facility on behalf of PBF Holding up to the effective operating capacity of each tank, the loading capacity of the products rack and the overall capacity of the Toledo Storage Facility Assets. PBF Holding pays a lease fee of $0.50 per barrel of shell capacity dedicated to PBF Holding under the Toledo Storage Facility Storage and Terminaling Agreement.The minimum throughput commitment for the propane storage and loading facility will be at least 4,400 bpd for a fee equal to $2.52 per barrel of product loaded up to the minimum throughput commitment and in excess of the minimum throughput commitment. If PBF Holding does not throughput the aggregate amounts equal to the minimum throughput commitment described above, PBF Holding will be required to pay a shortfall payment equal to the shortfall volume multiplied by the fee of $2.52 per barrel.
The Partnership is required to maintain the Toledo Storage Facility in a condition and with a capacity sufficient to store and handle a volume of PBF Holding's products at least equal to the current operating capacity for the storage facility as a whole subject to interruptions for routine repairs and maintenance and force majeure events. Failure to meet such obligations may result in a reduction of fees payable under the Toledo Storage Facility Storage and Terminaling Agreement.

2015 Commercial Agreements

Delaware Pipeline Services Agreement

On May 15, 2015, PBF Holding and Delaware Pipeline Company LLC entered into a ten-year pipeline services agreement (the “Delaware Pipeline Services Agreement”) under which the Partnership provides pipeline services to PBF Holding. The initial term of the Delaware Pipeline Services Agreement is approximately ten years after which PBF Holding has the option to extend the agreement for two additional five year periods. Under the Delaware Pipeline Services Agreement, PBF Holding is obligated to throughput aggregate volumes on the Delaware Products Pipeline as follows:
The minimum throughput commitment is at least 50,000 bpd for a fee equal to $0.5266 per barrel for all volumes of product received on the Pipeline equal to at least the minimum throughput commitment, in any contract quarter. The pipeline service fee is subject to (i) increase or decrease on July 1 of each year, by the amount of any change in any inflationary index promulgated by the Federal Energy Regulatory Commission ("FERC") in accordance with FERC's indexing methodology or ii) in the event that FERC terminates its indexing methodology during the Term of the Agreement, by a percentage equal to the change in the CPI-U (All Urban Consumers).

Delaware City Truck Loading Services Agreement

On May 15, 2015, PBF Holding and Delaware City Logistics Company LLC entered into a ten-year terminaling services agreement (the “Delaware City Truck Loading Services Agreement”) under which the Partnership provides terminaling services to PBF Holding. The initial term of the Delaware City Truck Loading Services Agreement is approximately ten years after which PBF Holding has the option to extend the agreement for two additional five year periods. Under the Delaware City Truck Loading Services Agreement, PBF Holding is obligated to throughput aggregate volumes on the Delaware City Truck Rack as follows:
The minimum throughput commitment is i) at least 30,000 bpd of gasoline, diesel and heating oil for a fee equal to $0.462 per barrel; and ii) at least 5,000 bpd of propane and propylene for a fee equal to $2.52 for all volumes of product loaded into trucks at the Terminal equal to at least the minimum throughput commitment, in any contract quarter. The terminaling service fee is subject to (i) increase or decrease on January 1 of each year, commencing on January 1, 2016, by the amount of any change in the Producer Price Index provided that the fee may not be adjusted below the initial amount and ii) an adjustment by the amount of any increases in operating costs that increases greater than the Producer Price Index reasonably incurred by PBFX in connection with providing the services and ancillary services under the Delaware City Truck Loading Services Agreement.

Omnibus Agreement
PBFX entered into an Omnibus Agreement (“Omnibus Agreement”) with PBF GP, PBF LLC and PBF Holding at the closing of the Offering for the provision of executive management services and support for accounting and finance, legal, human resources, information technology, environmental, health and safety, and other administrative functions.
The Omnibus Agreement addresses the following matters:

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the Partnership’s obligation to pay PBF LLC an administrative fee, in the amount of $2,350 per year, for the provision by PBF LLC of centralized corporate services (which fee is in addition to certain expenses of PBF GP and its affiliates that are reimbursed under the partnership agreement);

•	the Partnership’s obligation to reimburse PBF LLC for the salaries and benefits costs of employees who devote more than 50% of their time to PBFX;

•	the Partnership’s agreement to reimburse PBF LLC for all other direct or allocated costs and expenses incurred by PBF LLC on the Partnership’s behalf;

•	PBF LLC’s agreement not to compete with the Partnership under certain circumstances, subject to certain exceptions;

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the Partnership’s right of first offer for ten years to acquire certain logistics assets retained by PBF Energy following the Offering, including certain logistics assets that PBF LLC or its subsidiaries may construct or acquire in the future, subject to certain exceptions;

•	a license to use the PBF Logistics trademark and name; and

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PBF Holding’s agreement to reimburse the Partnership for certain expenditures up to $20,000 per event (net of any insurance recoveries) related to the Contributed Assets for a period of five years after the closing of the Offering, and PBFX's agreement to bear the costs associated with the expansion of the DCR Rail Terminal crude unloading capability.

On September 30, 2014, the Omnibus Agreement was amended and restated in connection with the DCR West Rack Acquisition (the “A&R Omnibus Agreement”). The annual fee payable under the A&R Omnibus Agreement increased from $2,300 to $2,525. On December 12, 2014, the A&R Omnibus Agreement was amended and restated in connection with the Toledo Storage Facility Acquisition (the “Second A&R Omnibus Agreement”). The Second A&R Omnibus Agreement clarifies the reimbursements to be made by the Partnership to PBF LLC and from PBF LLC to the Partnership. The Second A&R Omnibus Agreement incorporates the Toledo Storage Facility Assets into its provisions and increased the annual administrative fee to be paid by the Partnership to PBF Energy from $2,525 to $2,700. On May 15, 2015, the Omnibus Agreement was amended and restated in connection with the Delaware City Products Pipeline and Truck Rack Acquisition (the “Third A&R Omnibus Agreement”) resulting in a decrease in the annual administrative fee from $2,700 to $2,350.
Prior to the closing of the Offering and the Acquisitions from PBF, PBF Energy allocated to the Predecessor the estimated cost of providing executive and administrative services based on an estimate of the time devoted by PBF Holding employees to provide such services to the Predecessor. General and administrative expenses in the consolidated statement of operations include aggregate payments and reimbursements paid to PBF Holding and PBF LLC under the omnibus agreements for periods after the closing of the Offering and the Acquisitions from PBF and amounts allocated to the Predecessor by PBF Holding prior to the closing of the Offering of $3,600, $1,573 and $751 for the years ended December 31, 2014, 2013 and 2012, respectively.
PBFX believes the amounts allocated to it are a reasonable reflection of the utilization of the services provided. However, these allocations may not fully reflect the expenses that would have been incurred if PBFX had been a stand-alone company during the periods presented.

Services Agreement
In connection with the Offering, PBFX entered into an Operation and Management Services and Secondment Agreement (the “Services Agreement”) with PBF Holding and certain of its subsidiaries, pursuant to which PBF Holding and its subsidiaries provides PBFX with the personnel necessary for the Partnership to perform its obligations under its commercial agreements. PBFX reimburses PBF Holding for the use of such employees and the provision of certain infrastructure-related services to the extent applicable to its operations, including storm water discharge and waste water treatment, steam, potable water, access to certain roads and grounds, sanitary sewer access, electrical power, emergency response, filter press, fuel gas, API solids treatment, fire water and compressed air. PBFX paid an annual fee of $490 to PBF Holding for the provision of such services pursuant to the Services Agreement. The Services Agreement will terminate upon the termination of the Omnibus Agreement, provided that the Partnership may terminate any service on 30 days’ notice.
On September 30, 2014, the Services Agreement was amended and restated in connection with the DCR West Rack Acquisition (the “A&R Services Agreement”). The annual fee payable under the A&R Services Agreement increased from $490 to $797. On December 12, 2014, the A&R Services Agreement was amended and restated for the Toledo Storage Facility Acquisition (the “Second A&R Services Agreement”). The annual fee payable under the Second A&R Services Agreement increased from $797 to $4,400. On May 15, 2015, the Second A&R Services Agreement was amended and restated in connection with the Delaware City Pipeline and Truck Rack Acquisition (the "Third A&R Services Agreement") resulting in an increase in the annual fee payable from $4,400 to $4,486. All fees to be paid pursuant to the Third A&R Services Agreement are indexed for inflation.
Prior to the closing of the Offering and the Acquisitions from PBF, PBF Energy allocated to the Predecessor the estimated cost of providing operation and management services based on an estimate of the time devoted by PBF Holding employees to provide such services to the Predecessor. Operating and maintenance expenses in the condensed consolidated statement of operations include aggregate payments and reimbursements paid to PBF Holding and PBF LLC under the services agreements for periods after the closing of the Offering and amounts allocated to the Predecessor by PBF Holding prior to the closing of the Offering and the Acquisitions from PBF of $2,298, $1,709 and $1,542 for the years ended December 31, 2014, 2013 and 2012, respectively.
PBFX believes the amounts allocated to it are a reasonable reflection of the utilization of the services provided. However, these allocations may not fully reflect the expenses that would have been incurred if PBFX had been a stand-alone company during the periods presented.